Investments in Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Aug. 02, 2012
Nam Tai Electronic and Electrical Products Limited (NTEEP)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Cayman Islands
Principal activity	Investment holding
Percentage of Ownership	100.00%		100.00%
Nam Tai Holdings Limited (NTHL)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	BVI
Principal activity	Investment holding
Percentage of Ownership	100.00%		100.00%
Nam Tai Group Management Limited (NTGM)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Hong Kong
Principal activity	Inactive
Percentage of Ownership	100.00%		100.00%
Nam Tai Telecom (Hong Kong) Company Limited (NTT)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Hong Kong
Principal activity	Inactive
Percentage of Ownership	100.00%		100.00%
Nam Tai Trading Company Limited (NTTC)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Hong Kong	[1]
Principal activity	In liquidation	[1]
Percentage of Ownership			100.00%	[1]
J.I.C. Enterprises (HK) Ltd.
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	Hong Kong	[2]
Principal activity	Inactive	[2]
Percentage of Ownership	100.00%	[2]	100.00%	[2]	100.00%
Namtai Investment (Shenzhen) Co., Ltd. (NTISZ)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	PRC
Principal activity	Investment holding
Percentage of Ownership	100.00%		100.00%
Zastron Electronic (Shenzhen) Co., Ltd. (Zastron Shenzhen)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	PRC
Principal activity	Manufacturing and trading
Percentage of Ownership	100.00%		100.00%
Wuxi Zastron Precision-Flex Co., Ltd.(Wuxi Zastron-Flex)
Schedule of Equity Method Investments [Line Items]
Place of Incorporation	PRC
Principal activity	Manufacturing and trading
Percentage of Ownership	100.00%		100.00%

[1]	NTTC is in liquidation and the Joint and Several Liquidators confirmed that all assets of NTTC have been taken over by the Joint and Several Receivers in January 2013.
[2]	NTHL acquired a 100% equity interest in JICE for a consideration of HK$1.00 on August 2, 2012, which was incorporated in February 1983 in Hong Kong. JICE's issued share capital amounted to HK$500,000, which is made up of 500,000 ordinary shares of HK$1 each. The primary reason for the acquisition was for re-organization.